American Funds Corporate Bond Fund® Summary Prospectus Supplement January 1, 2018 (for prospectus dated August 1, 2017, as supplemented to date)

The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David S. Lee President	5 years	Partner – Capital Fixed Income Investors
Scott Sykes Senior Vice President	Less than 1 year	Partner – Capital Fixed Income Investors

Keep this supplement with your summary prospectus.

Lit. No. MFGEBS-261-0118P Printed in USA CGD/RRD/10039-S64121

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY